                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2001

Check here if Amendment [   ]; Amendment Number:

    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:      Errol M. Rudman
Address:   540 Madison Avenue
           New York, NY  10022

Form 13F File Number: 28-2596

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Errol M. Rudman
Title:     Investment Manager
Phone:     (212) 909-9220

Signature, Place, and Date of Signing:

    /s/ Errol M. Rudman     New York, New York November 13, 2001
    _____________________   __________________ _________________
         [Signature]           [City, State]      [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)




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[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager:


         NONE








































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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     34

Form 13F Information Table Value Total:     $346,004
                                            [thousands]


List of Other Included Managers:            None


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    None































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
                   Form 13F INFORMATION TABLE

   COLUMN 1        COLUMN 2        COLUMN 3    COLUMN 4       COLUMN 5             COLUMN 6       COLUMN 7      COLUMN 8
   ---------       --------        --------    --------       --------             ---------      --------      --------
                                               MARKET                                                       VOTING AUTHORITY
                    TITLE          CUSIP       VALUE     SHRS OR    SH/   PUT/    INVESTMENT     OTHER     (a)    (b)    (c)
NAME OF ISSUER     OF CLASS        NUMBER      [X1000]   PRN AMT    PRN   CALL    DISCRETION     MANAGERS  SOLE  SHARED  NONE
--------------     --------        ------      ------    -------    ---   ----    ----------     --------  ----  ------  ----
AKAMAI TECHNOLOGIES
  INC               COMMON STOCK   00971T101      955      328300   SH               SOLE                  328300
AMGEN CORP          COMMON STOCK   031162100    20944      356379   SH               SOLE                  356379
AMPHENOL CORP
  NEW-CL A          COMMON STOCK   032095101    15350      441736   SH               SOLE                  441736
BIOSPHERE MEDICAL
  INC               COMMON STOCK   09066V103     5887      713600   SH               SOLE                  713600
CABLEVISION SYSTEMS
  CORP-CL A         COMMON STOCK   12686C109    25476      622278   SH               SOLE                  622278
CABLEVISION SYS
  CORP              COMMON STOCK   12686C844    11477      566763   SH               SOLE                  566763
CENDANT CORP        COMMON STOCK   151313103     3850      300800   SH               SOLE                  300800
CITIGROUP INC       COMMON STOCK   172967101    16372      404237   SH               SOLE                  404237
FURNITURE BRANDS
  INTERNATIONAL     COMMON STOCK   360921100     6176      317050   SH               SOLE                  317050
GOLDMAN SACHS
  GROUP INC         COMMON STOCK   38141G104     2497       35000   SH               SOLE                   35000
HCA - THE HEALTHCARE
  COMPANY           COMMON STOCK   404119109    25639      578619   SH               SOLE                  578619
HANOVER COMPRESSOR
  CO                COMMON STOCK   410768105      446       20600   SH               SOLE                   20600
HILTON HOTELS CORP  COMMON STOCK   432848109      825      105100   SH               SOLE                  105100
LNR PROPERTY CORP   COMMON STOCK   501940100      305       10200   SH               SOLE                   10200
LIBERTY MEDIA CORP  COMMON STOCK   530718105    21238     1672300   SH               SOLE                 1672300
LIFEPOINT HOSPITALS
  INC               COMMON STOCK   53219L109    20207      459245   SH               SOLE                  459245
MERRILL LYNCH &
  CO INC            COMMON STOCK   590188108     6098      150200   SH               SOLE                  150200
MOHAWK INDUSTRIES
  INC               COMMON STOCK   608190104    40829     1111000   SH               SOLE                 1111000
NEUBERGER BERMAN
  INC.              COMMON STOCK   641234109    10499      301000   SH               SOLE                  301000
***NEWS CORP
  LTD-ADR NEW       COMMON STOCK   652487703     2856      118500   SH               SOLE                  118500
PENNZOIL-QUAKER
  STATE CO          COMMON STOCK   709323109      132       11800   SH               SOLE                   11800






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REGENERON
  PHARMACEUTICALS
  INC               COMMON STOCK   75886F107      681       30630   SH               SOLE                   30630
RITE AID CORP       COMMON STOCK   767754104     3611      467700   SH               SOLE                  467700
SEPRACOR INC        COMMON STOCK   817315104    14001      390006   SH               SOLE                  390006
SOTHEBYS HOLDINGS
  INC-CL A          COMMON STOCK   835898107     5046      420850   SH               SOLE                  420850
TICKETMASTER        COMMON STOCK   88633P203     2035      196657   SH               SOLE                  196657
USA NETWORKS INC    COMMON STOCK   902984103    13139      730743   SH               SOLE                  730743
VCAMPUS CORP        COMMON STOCK   92240C100      334      596335   SH               SOLE                  596335
WASTE MANAGEMENT
  INC DEL           COMMON STOCK   94106L109     1337       50000   SH               SOLE                   50000
***ACCENTURE
  LTD CL-A          COMMON STOCK   G1150G111     7653      600200   SH               SOLE                  600200
XOMA LTD-(BERMUDA)  COMMON STOCK   G9825R107     3042      360900   SH               SOLE                  360900
CABLEVISION SYSTEMS
  CORP-CL A         CALL           12686C109    25588      625000   SH    CALL       SOLE                  625000
SCHERING PLOUGH
  CORP              CALL           806605101    29680      800000   SH    CALL       SOLE                  800000
USA NETWORKS INC    PUT            902984103     1798      100000   SH    PUT        SOLE                  100000
                                               346004































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